UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2011

Date of reporting period:  December 31, 2010

Item 1. Schedule of Investments.

Brandes Institutional International Equity Fund
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.56%
Brazil - 2.57%
Banco do Brasil SA	350,554	$ 6,635,185
Brasil Telecom SA - ADR (a)	13,408	120,404
Centrais Electricas Brasileiras SA - ADR	746,230	10,260,662
Tele Norte Leste Participacoes SA - ADR	92,800	1,364,160
Tim Participacoes SA - ADR	17,884	610,560
Vivo Participacoes SA - ADR	31,912	1,040,012
		20,030,983
Finland - 1.65%
Nokia OYJ	1,242,382	12,869,614
France - 11.98%
Alcatel-Lucent SA (a)	2,431,200	7,112,533
Carrefour SA	415,776	17,143,507
Credit Agricole SA	243,932	3,101,773
France Telecom SA	992,404	20,766,906
Natixis (a)	1,274,548	5,962,037
Renault SA (a)	65,300	3,801,262
Sanofi-Aventis SA	247,035	15,837,611
Total SA	372,894	19,861,277
		93,586,906
Germany - 3.79%
Deutsche Bank AG	128,205	6,704,607
Deutsche Post AG	319,600	5,422,079
Deutsche Telekom AG	1,355,300	17,471,458
		29,598,144
Ireland - 0.74%
CRH Plc	278,500	5,810,625
Italy - 7.00%
ENI SpA	886,415	19,427,924
Intesa Sanpaolo SpA	1,766,850	4,803,429
Intesa Sanpaolo SpA Savings Shares	971,300	2,316,432
Italcementi SpA Savings Shares	422,400	1,969,347
Telecom Italia SpA	7,486,774	9,713,758
Telecom Italia SpA Savings Shares	8,822,450	9,602,291
UniCredit SpA	1,379,157	2,859,223
Unipol Gruppo Finanziario SpA	8,247,200	3,964,327
		54,656,731
Japan - 33.10%
Astellas Pharma, Inc.	294,900	11,207,801
Canon, Inc.	291,100	14,952,432
Chuo Mitsui Trust Holdings, Inc.	834,000	3,445,197
Dai Nippon Printing Co. Ltd.	625,700	8,486,552
Daiichi Sankyo Co. Ltd.	521,502	11,390,118
FUJIFILM Holdings Corp.	373,600	13,456,580
Honda Motor Co. Ltd.	372,100	14,686,336
Japan Tobacco, Inc.	3,175	11,723,913
Mitsubishi UFJ Financial Group, Inc.	1,981,800	10,686,104
Mizuho Financial Group, Inc.	6,062,390	11,372,284
MS&AD Insurance Group Holdings	354,499	8,849,247
NEC Corp.	2,044,000	6,115,650
Nippon Telegraph & Telephone Corp.	451,800	20,573,982
Nissan Motor Co. Ltd.	324,100	3,065,939
NKSJ Holdings, Inc. (a)	1,036,000	7,599,805
Ono Pharmaceutical Co. Ltd.	201,200	9,382,311
Rohm Co. Ltd.	183,600	11,940,001
Seven & I Holdings Co. Ltd.	405,100	10,777,339
Sony Corp.	288,400	10,314,527
Sumitomo Mitsui Financial Group, Inc.	287,398	10,175,939
Taisho Pharmaceutical Co. Ltd.	306,000	6,687,927
Takeda Pharmaceutical Co. Ltd.	191,300	9,397,771
TDK Corp.	87,800	6,078,950
The 77 Bank Ltd.	197,300	1,042,294
The Akita Bank Ltd.	262,000	776,501
The San-In Godo Bank Ltd.	93,000	668,732
Tokio Marine Holdings, Inc.	371,500	11,036,319
Toyota Motor Corp.	319,300	12,570,344
		258,460,895
Mexico - 2.69%
Cemex SA de CV - ADR (a)	1,166,980	12,498,356
Telefonos de Mexico SAB de CV - ADR	525,046	8,474,242
		20,972,598
Netherlands - 6.90%
Aegon NV (a)	1,465,762	8,972,981
Akzo Nobel NV	93,900	5,842,208
Koninklijke Ahold NV	886,752	11,714,210
SNS REAAL NV (a)	141,435	603,314
STMicroelectronics NV	933,900	9,712,035
Unilever NV	341,104	10,641,625
Wolters Kluwer NV	291,526	6,393,412
		53,879,785
New Zealand - 0.29%
Telecom Corp. of New Zealand Ltd.	1,348,609	2,267,074
Portugal - 1.58%
Portugal Telecom SGPS SA	1,080,717	12,336,466
Singapore - 0.67%
Flextronics International Ltd. (a)	665,300	5,222,605
South Korea - 1.64%
Korea Electric Power Corp. - ADR (a)	562,100	7,593,971
SK Telecom Co. Ltd. - ADR	279,200	5,201,496
		12,795,467
Spain - 1.16%
Repsol YPF SA	83,900	2,349,504
Telefonica SA	295,501	6,746,300
		9,095,804
Sweden - 1.44%
Telefonaktiebolaget LM Ericsson	971,000	11,252,742
Switzerland - 6.82%
Swiss Reinsurance Co. Ltd.	337,320	18,096,151
Swisscom AG	30,100	13,231,558
Tyco Electronics Ltd.	342,972	12,141,209
UBS AG (a)	386,237	6,341,495
Wolseley (a)	108,929	3,487,046
		53,297,459
United Kingdom - 13.54%
AstraZeneca Plc	291,355	13,278,320
Barclays Plc	1,471,121	6,079,968
BP Plc	1,171,430	8,634,531
GlaxoSmithKline Plc	766,320	14,861,098
ITV Plc (a)	6,599,100	7,235,840
J. Sainsbury Plc	2,099,500	12,334,264
Kingfisher Plc	2,332,100	9,607,583
Marks & Spencer Group Plc	1,764,419	10,174,503
Vodafone Group Plc	4,804,300	12,611,954
Wm. Morrison Supermarkets Plc	2,622,511	10,956,969
		105,775,030
TOTAL COMMON STOCKS (Cost $830,151,957)		$ 761,908,928

PREFERRED STOCKS - 1.22%
Brazil - 1.22%
Brasil Telecom SA (a)	23,640	$ 518,425
Petroleo Brasileiro SA	263,780	9,013,363
		9,531,788
TOTAL PREFERRED STOCKS (Cost $10,247,064)		$ 9,531,788

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 0.28%
Repurchase Agreements - 0.28%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/2010),
due 1/3/2011, 0.01%, [Collateralized by $2,120,000 United States
Treasury Bill, 4/30/2015, 2.500% (Market Value $2,200,646)] (proceeds
$2,154,083)	$ 2,154,081	$ 2,154,081
TOTAL SHORT TERM INVESTMENTS (Cost $2,154,081)		$ 2,154,081

Total Investments (Cost $842,553,102) - 99.06%		$ 773,594,797
Other Assets in Excess of Liabilities - 0.94%		7,338,575
TOTAL NET ASSETS - 100.00%		$ 780,933,372

ADR	American Depository Receipt
(a)	Non-income producing security.

Brandes Institutional International Equity Fund
Schedule of Investments by Industry
December 31, 2010 (Unaudited)

Air Freight & Logistics	0.68%
Automobiles	4.37%
Capital Markets	1.67%
Chemicals	0.75%
Commercial Banks	8.95%
Commercial Services & Supplies	1.09%
Communications Equipment	4.00%
Computers & Peripherals	0.78%
Construction Materials	2.60%
Diversified Financial Services	0.08%
Diversified Telecommunication Services	15.71%
Electric Utilities	2.29%
Electronic Equipment, Instruments & Components	4.73%
Food & Staples Retailing	8.06%
Food Products	1.36%
Household Durables	1.32%
Insurance	7.49%
Media	1.75%
Multiline Retail	1.30%
Office Electronics	1.91%
Oil, Gas & Consumable Fuels	6.44%
Pharmaceuticals	11.79%
Semiconductors & Semiconductor Equipment	2.77%
Specialty Retail	1.23%
Tobacco	1.50%
Trading Companies & Distributors	0.45%
Wireless Telecommunication Services	2.49%
COMMON STOCKS	97.56%
PREFERRED STOCKS	1.22%
SHORT TERM INVESTMENTS	0.28%
TOTAL INVESTMENTS	99.06%
Other Assets in Excess of Liabilities	0.94%
TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these Schedules of Investments.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Brandes Separately Managed Account Reserve Trust
Schedule of Investments
December 31, 2010 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 1.16%
Federal National Mortgage Association - 1.16%
Fannie Mae Interest Only Strip
6.000%, 06/01/2036	$ 9,166,191	$ 1,799,676
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $1,887,829)		$ 1,799,676

OTHER MORTGAGE RELATED SECURITIES - 12.66%
Collateralized Mortgage Obligations - 0.06%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 6.022%, 10/25/2036	$ 105,814	$ 98,435
Near Prime Mortgage - 7.38%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 2.871%, 10/25/2035	3,700,000	3,093,928
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 4.076%, 03/20/2036	1,657,715	995,186
First Horizon Alternative Mortgage Securities
Series 2004-FA2, 6.000%, 01/25/2035	1,920,044	1,895,130
Indymac Index Mortgage Loan Trust
Series 2007-AR7, 4.895%, 06/25/2037	4,227,387	2,394,641
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, 2.700%, 12/25/2035	1,188,082	969,211
Wells Fargo Alternative Loan Trust
Series 2007-PA5, 6.000%, 11/25/2022	2,324,594	2,143,771
		11,491,867
Sub-Prime Mortgages - 5.22%
Argent Securities, Inc.
Series 2004-W11, 1.461%, 11/25/2034	666,414	171,864
Countrywide Asset-Backed Certificates
Series 2004-10, 1.311%, 12/25/2034	3,367,568	528,984
Series 2004-13, 1.111%, 04/25/2035	1,810,000	1,342,119
First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FF8, 1.211%, 10/25/2034	2,062,380	966,297
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.431%, 04/25/2036	3,216,705	2,509,744
Park Place Securities, Inc.
Series 2004-WWF1, 3.661%, 12/25/2034	162,077	636
Structured Asset Investment Loan Trust
Series A3, 0.641%, 07/25/2035	2,739,814	2,598,341
		8,117,985
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $24,693,394)		$ 19,708,287

US GOVERNMENTS - 2.30%
Sovereign - 2.30%
United States Treasury Note
3.375%, 11/15/2019	$ 3,500,000	$ 3,573,007
TOTAL US GOVERNMENTS (Cost $3,556,694)		$ 3,573,007

	Shares	Value
COMMON STOCKS - 2.55%
Commercial Services & Supplies - 0.38%
Quad/Graphics, Inc. (a)	14,443	$ 595,918
Quebecor World (a)(c)	9,700,000	–
		595,918
Paper & Forest Products - 2.17%
AbitibiBowater, Inc. (a)	30,780	728,559
Abitibi-Consolidated (a)(c)	3,950,000	–
Tembec, Inc. (a)	612,699	2,637,385
		3,365,944
Semiconductors - 0.00%
MagnaChip Semiconductor (a)(c)	16,080	–
TOTAL COMMON STOCKS (Cost $11,177,496)		$ 3,961,862

PREFERRED STOCKS - 0.83%
Diversified Financial Services - 0.83%
Ally Financial, Inc. (b)	1,363	$ 1,288,248
TOTAL PREFERRED STOCKS (Cost $0)		$ 1,288,248

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.79%
Equipment - 2.39%
Airplanes Pass Through Trust
Series A-9, 0.783%, 03/15/2019	$ 2,914,669	$ 1,923,682
Lease Investment Flight Trust
Series A-1, 0.622%, 07/15/2031 (c)	3,285,000	1,806,750
		3,730,432
Student Loan - 1.40%
SLM Student Loan Trust
Series 2004-B, 0.867%, 03/15/2024	2,980,000	2,172,613
TOTAL ASSET BACKED SECURITIES (Cost $7,035,455)		$ 5,903,045

CORPORATE BONDS - 75.79%
Advertising - 2.72%
The Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	$ 3,920,000	$ 4,228,700
Automobile Parts & Equipment - 1.56%
American Axle & Manufacturing, Inc.
5.250%, 02/11/2014	2,465,000	2,421,863
Banks & Thrifts - 10.53%
Ally Financial, Inc.
6.875%, 09/15/2011	1,457,000	1,497,068
7.500%, 12/31/2013	1,029,000	1,103,603
6.750%, 12/01/2014	2,096,000	2,206,039
8.000%, 12/31/2018	1,235,000	1,306,013
JP Morgan Chase & Co.
7.900%, 04/30/2099	3,420,000	3,635,425
KeyCorp
6.500%, 05/14/2013	1,145,000	1,243,144
M&I Marshall & Ilsley Bank
5.000%, 01/17/2017	2,380,000	2,415,037
Regions Financial Corp.
5.750%, 06/15/2015	1,280,000	1,252,800
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	1,500,000	1,748,987
		16,408,116
Building Materials - 9.55%
CRH America Corp.
6.000%, 09/30/2016	1,915,000	2,043,414
Masco Corp.
6.125%, 10/03/2016	4,040,000	4,128,759
Mohawk Industries, Inc.
6.875%, 01/15/2016	2,965,000	3,179,963
Owens Corning
6.500%, 12/01/2016	1,445,000	1,530,430
USG Corp.
6.300%, 11/15/2016	4,555,000	3,985,625
		14,868,191
Chemicals - 1.57%
The Dow Chemical Co.
8.550%, 05/15/2019	1,945,000	2,437,567
Diversified Financial Services - 8.04%
American International Group, Inc.
6.400%, 12/15/2020	2,370,000	2,486,625
Ford Motor Credit Co. LLC
7.000%, 10/01/2013	3,085,000	3,307,429
International Lease Finance Corp.
6.625%, 11/15/2013	2,240,000	2,287,600
SLM Corp.
5.000%, 10/01/2013	4,420,000	4,431,430
		12,513,084
Electric Utilities - 10.89%
Ameren Corp.
8.875%, 05/15/2014	2,910,000	3,274,242
EDP Finance BV
4.900%, 10/01/2019 (b)	3,150,000	2,685,177
FirstEnergy Corp.
7.375%, 11/15/2031	3,950,000	4,163,944
Nisource Finance Corp.
5.250%, 09/15/2017	2,140,000	2,248,044
Oncor Electric Delivery Co. LLC
7.000%, 09/01/2022	3,900,000	4,581,220
		16,952,627
Energy - 2.48%
Valero Energy Corp.
9.375%, 03/15/2019	3,110,000	3,860,384
Food, Beverage & Tobacco - 4.09%
Chiquita Brands International, Inc.
7.500%, 11/01/2014	1,290,000	1,294,838
Tyson Foods, Inc.
7.850%, 04/01/2016	4,615,000	5,062,078
		6,356,916
Healthcare Products - 1.11%
Boston Scientific Corp.
6.000%, 01/15/2020	1,655,000	1,725,170
Healthcare Services - 2.83%
Tenet Healthcare Corp.
7.375%, 02/01/2013	4,300,000	4,407,500
Homebuilders - 9.20%
Centex Corp.
6.500%, 05/01/2016	2,695,000	2,748,900
Lennar Corp.
5.600%, 05/31/2015	4,275,000	4,125,374
Pulte Group, Inc.
5.200%, 02/15/2015	3,205,000	3,116,863
Toll Brothers Finance Corp.
5.150%, 05/15/2015	4,235,000	4,329,148
		14,320,285
Insurance - 3.11%
CNA Financial Corp.
7.350%, 11/15/2019	1,700,000	1,864,484
5.875%, 08/15/2020	1,250,000	1,244,591
Marsh & McLennan Cos, Inc.
5.750%, 09/15/2015	1,490,000	1,603,741
Unum Group
7.625%, 03/01/2011	120,000	121,078
		4,833,894
Media - 0.75%
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	1,075,000	1,163,581
Oil & Gas - 3.83%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	2,800,000	3,008,009
Transocean, Inc.
5.250%, 03/15/2013	2,800,000	2,951,948
		5,959,957
Retail - 1.55%
Marks & Spencer Plc
7.125%, 12/01/2037 (b)	2,415,000	2,407,315
Technology, Equipment & Services - 1.41%
Unisys Corp.
12.500%, 01/15/2016	1,980,000	2,197,800
Telecommunications - 0.57%
Telecom Italia Capital SA
6.999%, 06/04/2018	840,000	889,415
TOTAL CORPORATE BONDS (Cost $110,806,355)		$ 117,952,365

	Contracts	Value
WARRANTS - 0.00%
Semiconductors - 0.00%
MagnaChip Semiconductor
Expiration Date: November 2014, Exercise Price: 1.97 (a)(c)	80,400	$ –
TOTAL WARRANTS (Cost $863,486)		$ –

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 0.21%
Repurchase Agreements - 0.21%
State Street Bank and Trust Repurchase Agreement, (Dates 12/31/10),
due 1/3/2011, 0.01%, [Collateralized by $325,000 United States Treasury Bill,
4/30/2015, 2.500% (Market Value $337,363)] (proceeds $328,105)	$ 328,105	$ 328,105
TOTAL SHORT TERM INVESTMENTS (Cost $328,105)		$ 328,105

Total Investments (Cost $160,348,814) - 99.29%		$ 154,514,595
Other Assets in Excess of Liabilities - 0.71%		1,100,812
TOTAL NET ASSETS - 100.00%		$ 155,615,407

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act"
or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act or pursuant to another exemption from registration). The market values of these securities total
$6,380,740, which represents 4.10% of total net assets.
(c)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $1,806,750 or 1.16% of the Fund's net assets.

The accompanying notes are an integral part of these Schedules of Investments.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Brandes Institutional Core Plus Fixed Income Fund
Schedule of Investments
December 31, 2010 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 10.10%
Federal National Mortgage Association - 6.89%
Pool #979639, 5.000%, 06/01/2023	$ 801,113	$ 850,306
Pool #889452, 5.500%, 05/01/2038	948,507	1,015,428
		1,865,734
Fannie Mae Interest Only Strip - 0.66%
6.000%, 06/01/2036	912,667	179,192

Freddie Mac Mortgage - 2.55%
Pool #3247, 6.500%, 01/15/2040 (d)	625,000	692,774
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $2,725,216)		$ 2,737,700

OTHER MORTGAGE RELATED SECURITIES - 17.02%
Collateralized Mortgage Obligations - 2.52%
Wells Fargo Mortgage Backed Securities Trust
Series 2004-DD, 2.879%, 01/25/2035	$ 775,000	$ 670,942
Series 2006-AR14, 5.973%, 10/25/2036	11,904	11,074
		682,016
Near Prime Mortgage - 10.51%
Banc of America Funding Corp.
Series 2006-H, 6.084%, 09/20/2046	93,453	69,393
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 2.871%, 10/25/2035	855,000	714,949
Bear Stearns Alt-A Trust
Series 2004-11, 0.936%, 11/25/2034	481,858	383,087
Series 2005-7, 0.526%, 08/25/2035	517,946	380,806
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 4.076%, 03/20/2036	67,611	40,589
First Horizon Alternative Mortgage Securities
Series 2004-FA2, 6.000%, 01/25/2035	33,104	32,675
Indymac Index Mortgage Loan Trust
Series 2007-AR7, 4.895%, 06/25/2037	708,409	401,284
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, 2.700%, 12/25/2035	261,213	213,091
Opteum Mortgage Acceptance Corp.
Series 2005-3, 0.619%, 07/25/2035	416,821	325,813
WaMu Mortgage Pass Through Certificates
Series 2007-HY2, 6.613%, 11/25/2036	84,854	67,356
Wells Fargo Alternative Loan Trust
Series 2007-PA5, 6.000%, 11/25/2022	170,892	157,598
Series 2007-PA5, 6.250%, 11/25/2037	74,986	65,077
		2,851,718
Sub-Prime Mortgages - 3.99%
Accredited Mortgage Loan Trust
Series 2006-2, 0.479%, 09/25/2036	600,000	492,079
Countrywide Asset-Backed Certificates
Series 2004-10, 1.311%, 12/25/2034	115,013	18,066
Home Equity Loan Trust
Series 2007-FRE1, 0.444%, 04/25/2037	514,860	425,494
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.431%, 04/25/2036	188,774	147,286
Park Place Securities, Inc.
Series 2004-WWF1, 3.661%, 12/25/2034	1,103	4
		1,082,929
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $4,180,621)		$ 4,616,663

US GOVERNMENTS - 15.54%
Sovereign - 15.54%
United States Treasury Note
3.375%, 11/30/2012 (e)	$ 390,000	$ 411,054
4.500%, 02/15/2016	815,000	912,609
3.375%, 11/15/2019	2,830,000	2,889,031
TOTAL US GOVERNMENTS (Cost $4,223,078)		$ 4,212,694

	Shares	Value
COMMON STOCKS - 0.09%
Commercial Services & Supplies - 0.03%
Quad/Graphics, Inc. (a)	208	$ 8,582
Quebecor World (a)(c)	140,000	–
		8,582
Paper & Forest Products - 0.06%
AbitibiBowater, Inc. (a)	623	14,756
Abitibi-Consolidated Co. of Canada (a)(c)	80,000	–
		14,756
Semiconductors - 0.00%
MagnaChip Semiconductor (a)(c)	174	–
TOTAL COMMON STOCKS (Cost $67,131)		$ 23,338

PREFERRED STOCKS - 0.06%
Diversified Financial Services - 0.06%
Ally Financial, Inc. 7.000% (b)	16	$ 15,123
TOTAL PREFERRED STOCKS (Cost $0)		$ 15,123

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.94%
Equipment - 0.24%
Airplanes Pass Through Trust
Series A-9, 0.807%, 03/15/2019	$ 98,303	$ 64,880
Student Loan - 0.70%
SLM Student Loan Trust
Series 2004-B, 0.867%, 03/15/2024	260,000	189,557
TOTAL ASSET BACKED SECURITIES (Cost $264,678)		$ 254,437

CORPORATE BONDS - 53.83%
Advertising - 0.62%
The Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	155,000	167,206
Automobile Parts & Equipment - 0.24%
American Axle & Manufacturing, Inc.
5.250%, 02/11/2014	65,000	63,863
Banks & Thrifts - 9.11%
Ally Financial, Inc.
6.875%, 09/15/2011	75,000	77,063
7.500%, 12/31/2013	15,000	16,088
6.750%, 12/01/2014	500,000	526,249
8.000%, 12/31/2018	18,000	19,035
Banco Santander Chile
7.375%, 07/18/2012	23,700	25,124
Citigroup, Inc.
6.125%, 11/21/2017	235,000	257,533
6.875%, 03/05/2038	235,000	260,671
Fifth Third Bancorp
8.250%, 03/01/2038	175,000	201,399
JP Morgan Chase & Co.
7.900%, 04/30/2099	260,000	276,376
KeyCorp
6.500%, 05/14/2013	110,000	119,429
M&I Marshall & Ilsley Bank
5.000%, 01/17/2017	175,000	177,576
National City Corp.
4.900%, 01/15/2015	235,000	251,694
Regions Financial Corp.
5.750%, 06/15/2015	135,000	132,131
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	115,000	134,089
		2,474,457
Building Materials - 4.46%
CRH America Corp.
6.000%, 09/30/2016	160,000	170,729
Masco Corp.
6.125%, 10/03/2016	305,000	311,701
Mohawk Industries, Inc.
6.875%, 01/15/2016	255,000	273,488
Owens Corning
6.500%, 12/01/2016	125,000	132,390
USG Corp.
6.300%, 11/15/2016	365,000	319,375
		1,207,683
Chemicals - 1.32%
The Dow Chemical Co.
8.550%, 05/15/2019	285,000	357,176
Containers & Packaging - 0.83%
Sealed Air Corp.
7.875%, 06/15/2017	205,000	225,438
Diversified Financial Services - 4.77%
American International Group, Inc.
6.400%, 12/15/2020	200,000	209,842
Countrywide Financial Corp.
5.800%, 06/07/2012	455,000	478,704
Ford Motor Credit Co. LLC
7.000%, 10/01/2013	250,000	268,025
International Lease Finance Corp.
6.625%, 11/15/2013	135,000	137,869
SLM Corp.
5.000%, 10/01/2013	200,000	200,517
		1,294,957
Electric Utilities - 8.08%
Ameren Corp.
8.875%, 05/15/2014	300,000	337,551
Arizona Public Service Co.
8.750%, 03/01/2019	340,000	425,720
Commonwealth Edison Co.
5.900%, 03/15/2036	175,000	180,800
EDP Finance BV
4.900%, 10/01/2019 (b)	300,000	255,731
FirstEnergy Corp.
7.375%, 11/15/2031	430,000	453,289
Nisource Finance Corp.
5.250%, 09/15/2017	285,000	299,389
Oncor Electric Delivery Co. LLC
6.375%, 01/15/2015	30,000	34,020
7.000%, 09/01/2022	175,000	205,568
		239,588
		2,192,068
Energy - 1.56%
Valero Energy Corp.
9.375%, 03/15/2019	340,000	422,036
Equipment - 0.15%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 04/19/2022	38,585	40,707
FDIC Guaranteed - 5.72%
Ally Financial, Inc.
2.200%, 12/19/2012	500,000	514,265
The Goldman Sachs Group, Inc.
3.250%, 06/15/2012	775,000	804,524
Wells Fargo & Co.
3.000%, 12/09/2011	225,000	230,409
		1,549,198
Food, Beverage & Tobacco - 2.28%
Altria Group, Inc.
9.700%, 11/10/2018	150,000	197,884
Chiquita Brands International, Inc.
7.500%, 11/01/2014	70,000	70,263
Smithfield Foods, Inc.
7.750%, 07/01/2017	130,000	135,200
Tyson Foods, Inc.
7.350%, 04/01/2016	195,000	213,890
		617,237
Healthcare Products - 0.52%
Boston Scientific Corp.
6.000%, 01/15/2020	135,000	140,724
Healthcare Services - 1.77%
Tenet Healthcare Corp.
7.375%, 02/01/2013	470,000	481,750
Homebuilders - 3.36%
Centex Corp.
6.500%, 05/01/2016	80,000	81,600
Lennar Corp.
5.600%, 05/31/2015	290,000	279,850
Pulte Group, Inc.
5.200%, 02/15/2015	440,000	427,900
Toll Brothers Finance Corp.
5.150%, 05/15/2015	120,000	122,668
		912,018
Insurance - 1.39%
CNA Financial Corp.
7.350%, 11/15/2019	125,000	137,094
5.875%, 08/15/2020	110,000	109,524
Marsh & McLennan Cos, Inc.
5.750%, 09/15/2015	120,000	129,160
		375,778
Leisure Time - 0.25%
Royal Caribbean Cruises Ltd.
7.000%, 06/15/2013	65,000	68,738
Media - 0.97%
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	15,000	16,236
Viacom, Inc.
6.250%, 04/30/2016	65,000	73,972
6.875%, 04/30/2036	150,000	172,103
		262,311
Oil & Gas - 2.79%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	435,000	467,315
Transocean, Inc.
5.250%, 03/15/2013	275,000	289,923
		757,238
Pharmaceuticals - 0.37%
Wyeth
5.500%, 02/01/2014	90,000	100,054
Retail - 0.68%
Marks & Spencer Plc
7.125%, 12/01/2037 (b)	185,000	184,411
Technology, Equipment & Services - 0.57%
Unisys Corp.
12.500%, 01/15/2016	140,000	155,400
Telecommunications - 2.02%
Telecom Italia Capital SA
6.999%, 06/04/2018	85,000	90,000
Verizon New York, Inc.
6.875%, 04/01/2012	430,000	458,703
		548,703
TOTAL CORPORATE BONDS (Cost $13,121,677)		$ 14,599,151

	Contracts	Value
WARRANTS - 0.00%
Semiconductors - 0.00%
MagnaChip Semiconductor
Expiration Date: November 2014, Exercise Price: $1.97 (a)(c)	870	$ –
TOTAL WARRANTS (Cost $8,748)		$ –

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 4.43%
Government Agency - 2.49%
Freddie Mac Discount Note
0.144%, 1/6/2011 (e)	$ 674,987	$ 674,987
Repurchase Agreements - 1.94%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/10),
due 1/3/2011, 0.01%, [Collateralized by $520,000 United States Treasury Bill,
4/30/2015, 2.500% (Market Value $539,781)] (proceeds $526,049)	526,049	526,049
TOTAL SHORT TERM INVESTMENTS (Cost $1,201,036)		$ 1,201,036

Total Investments (Cost $25,792,185) - 102.01%		$ 27,660,142
Liabilities in Excess of Other Assets - (2.01%)		(545,002)
TOTAL NET ASSETS - 100.00%		$ 27,115,140

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act"
or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act or pursuant to another exemption from registration). The market values of these securities total
$455,265, which represents 1.68% of total net assets.
(c)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $0 or 0% of the Fund's net assets.
(d)	Security purchased on a delayed delivery or when-issued basis. Rate shown is as of issue date.
(e)	Security pledged as collateral for when-issue purchase commitments outstanding as of December 31, 2010.

The accompanying notes are an integral part of these Schedules of Investments.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Brandes Institutional Global Equity Fund
Schedule of Investments
December 31, 2010 (Unaudited)

		Shares	Value
COMMON STOCKS - 97.65%
Automobiles - 2.57%
Honda Motor Co. Ltd.		8,700	$ 343,378
Toyota Motor Corp.		18,700	736,190
			1,079,568
Building Products - 0.44%
Masco Corp.		14,500	183,570
Chemicals - 2.01%
Akzo Nobel NV		5,200	323,530
The Dow Chemical Co.		15,233	520,055
			843,585
Commercial Banks - 9.01%
BB&T Corp.		11,800	310,222
Intesa Sanpaolo SpA		50,000	135,932
Intesa Sanpaolo SpA Savings Shares		118,000	283,562
KeyCorp		23,500	207,975
Mitsubishi UFJ Financial Group, Inc.		67,000	361,272
Mizuho Financial Group, Inc.		280,510	526,202
PNC Financial Services Group, Inc.		5,920	359,462
Regions Financial Corp.		25,030	175,210
Sumitomo Mitsui Financial Group, Inc.		12,076	427,577
SunTrust Banks, Inc.		9,100	268,541
Wells Fargo & Co.		23,369	724,205
			3,780,160
Communications Equipment - 3.78%
Alcatel-Lucent SA (a)		118,100	345,504
Motorola, Inc. (a)		38,300	347,381
Nokia OYJ		39,106	405,092
Telefonaktiebolaget LM Ericsson		42,000	486,731
			1,584,708
Computers & Peripherals - 2.68%
Dell, Inc. (a)		42,260	572,623
Western Digital Corp. (a)		16,250	550,875
			1,123,498
Diversified Financial Services - 3.39%
Bank Of America Corp.		53,732	716,785
Citigroup, Inc. (a)		149,363	706,487
			1,423,272
Diversified Telecommunication Services - 14.16%
AT&T, Inc.		21,100	619,918
Deutsche Telekom AG		68,000	876,602
France Telecom SA		46,963	982,741
Nippon Telegraph & Telephone Corp.		20,800	947,186
Portugal Telecom SGPS SA		26,600	303,641
Telecom Italia SpA Savings Shares		823,900	896,727
Telefonica SA		11,700	267,112
Telefonos de Mexico SAB de CV - ADR		23,922	386,101
Verizon Communications, Inc.		18,500	661,930
			5,941,958
Electric Utilities - 0.48%
Centrais Electricas Brasileiras SA - ADR		14,500	199,375
Electronic Equipment, Instruments & Components - 2.65%
FUJIFILM Holdings Corp.		14,000	504,262
Tyco Electronics Ltd.		17,200	608,880
			1,113,142
Food & Staples Retailing - 9.57%
Carrefour SA		20,000	824,651
J. Sainsbury Plc		88,400	519,337
Koninklijke Ahold NV		39,100	516,521
Safeway, Inc.		28,450	639,841
Seven & I Holdings Co. Ltd.		20,200	537,404
SUPERVALU, Inc.		13,300	128,079
The Kroger Co.		28,100	628,316
Wm. Morrison Supermarkets Plc		53,300	222,690
			4,016,839
Food Products - 1.44%
Unilever NV		19,400	605,233
Health Care Equipment & Supplies - 1.33%
Boston Scientific Corp. (a)		73,600	557,152
Household Durables - 1.24%
Sony Corp.		14,600	522,164
Industrial Conglomerates - 1.74%
General Electric Co.		40,030	732,149
Insurance - 7.21%
Aegon NV (a)		60,400	369,752
Marsh & McLennan Companies, Inc.		25,500	697,170
MS&AD Insurance Group Holdings		14,900	371,944
NKSJ Holdings, Inc. (a)		59,000	432,807
Swiss Reinsurance Co. Ltd.		13,900	745,691
Tokio Marine Holdings, Inc.		13,800	409,963
			3,027,327
Multiline Retail - 0.98%
Marks & Spencer Group Plc		71,500	412,304
Office Electronics - 2.72%
Canon, Inc.		13,800	708,841
Xerox Corp.		37,400	430,848
			1,139,689
Oil, Gas & Consumable Fuels - 10.61%
BP Plc		29,500	217,443
Chesapeake Energy Corp.		33,690	872,908
Chevron Corp.		7,148	652,255
ENI SpA		43,200	946,831
Total SA		16,778	893,639
Valero Energy Corp.		37,709	871,832
			4,454,908
Pharmaceuticals - 11.74%
Astellas Pharma, Inc.		11,800	448,464
AstraZeneca Plc		10,000	455,744
Daiichi Sankyo Co. Ltd.		18,500	404,058
Eli Lilly & Co.		17,000	595,680
GlaxoSmithKline Plc		20,400	395,613
Merck & Co., Inc.		15,999	576,604
Pfizer, Inc.		52,954	927,225
Sanofi-Aventis SA		10,600	679,574
Takeda Pharmaceutical Co. Ltd.		9,100	447,045
			4,930,007
Semiconductors & Semiconductor Equipment - 4.09%
Intel Corp.		31,400	660,341
STMicroelectronics NV		41,000	426,377
Texas Instruments, Inc.		19,500	633,750
			1,720,468
Software - 2.15%
Microsoft Corp.		32,300	901,816
Specialty Retail - 1.66%
Lowes Cos, Inc.		27,700	694,716
TOTAL COMMON STOCKS (Cost $37,164,676)			$ 40,987,608

		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 2.06%
Repurchase Agreements - 2.06%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/2010),
due 1/3/2011, 0.01%, [Collateralized by $850,000 United States
Treasury Bill, 4/30/2015, 2.500% (Market Value $882,335)] (proceeds
$863,303)		$ 863,303	$ 863,303
TOTAL SHORT TERM INVESTMENTS (Cost $863,303)			$ 863,303

Total Investments (Cost $38,027,979) - 99.71%			$ 41,850,911
Other Assets in Excess of Liabilites - 0.29%			122,074
TOTAL NET ASSETS - 100.00%			$ 41,972,985

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of these Schedules of Investments.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Brandes Investment Trust
Notes to Schedule of Investments
Decmber 31, 2010 (Unaudited)

1) Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2010 for the Brandes Institutional Global Equity Fund, ("Global Fund"), Brandes Institutional International Equity Fund ("International Fund"),  Brandes Institutional Core Plus Fixed Income Fund ("Core Plus Fund"), and Separately Managed Account Reserve Trust ("SMART Fund") (collectively the "Funds"), were as follows*:

	Global Fund	International Fund	Core Plus Fund	SMART Fund
Cost of Investments	$ 38,027,979	$ 842,553,102	$ 25,792,185	$ 160,348,814
Gross unrealized appreciation	$ 5,476,850	$ 76,094,289	$ 2,140,879	$ 12,285,476
Gross unrealized depreciation	(1,653,918)	(145,052,594)	(272,922)	(18,119,695)
Net unrealized appreciation/(depreciation)	$ 3,822,932	$ (68,958,305)	$ 1,867,957	$ (5,834,219)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

2) Significant Accounting Policies

A. Fair Value Measurements

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund's investments.  These inputs are summarized in the following three broad categories:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
• Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds' own assumptions that market participants would use to price the asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy noted above.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update "Improving Disclosures about Fair Value Measurements" that requires additional disclosures regarding fair value measurements.  Certain required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact it will have on the Funds' financial statement disclosures.

The following is a summary of the inputs used, as of December 31 2010, involving the Funds' assets carried at value.  The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

There were no significant transfers in or out of Levels 1 and 2.

Description		Level 1	Level 2	Level 3	Total

Investments in Securities
Global Fund
Equities
Consumer Discretionary		$ 694,716	$ 2,014,036	$ -	$ 2,708,752
Consumer Staples		1,396,236	3,225,836	-	4,622,072
Energy		2,396,995	2,057,913	-	4,454,908
Financials		4,166,058	4,064,701	-	8,230,759
Health Care		2,656,660	2,830,499	-	5,487,159
Industrials		915,719	-	-	915,719
Information Technology		4,706,515	2,876,806	-	7,583,321
Materials		520,055	323,530	-	843,585
Telecommunication Services		1,667,949	4,274,009	-	5,941,958
Utilities		199,375	-	-	199,375
Total Equities		19,320,278	21,667,330	-	40,987,608
Repurchase Agreements		-	863,303	-	863,303
Total Investments in Securities		$ 19,320,278	$ 22,530,633	$ -	$ 41,850,911

International Fund
Equities
Consumer Discretionary		$ -	$ 77,849,746	$ -	$ 77,849,746
Consumer Staples		-	85,291,827	-	85,291,827
Energy		9,013,363	50,273,236	-	59,286,599
Financials		6,635,184	135,458,161	-	142,093,345
Health Care		-	92,042,957	-	92,042,957
Industrials		-	17,395,677	-	17,395,677
Information Technology		17,363,813	93,490,536	-	110,854,349
Materials		12,498,356	13,622,180	-	26,120,536
Telecommunication Services		17,329,300	125,321,746	-	142,651,046
Utilities		17,854,634	-	-	17,854,634
Total Equities		80,694,650	690,746,066	-	771,440,716
Repurchase Agreements		-	2,154,081	-	2,154,081
Total Investments in Securities		$ 80,694,650	$ 692,900,147	$ -	$ 773,594,797

Core Plus Fund
Equities*		$ 38,461	$ -	$ -	$ 38,461
Asset Backed Securities		-	254,437	-	254,437
Corporate Bonds			14,599,152		14,599,152
Government Securities		-	6,950,392	-	6,950,392
Mortgage Backed Securities		-	4,616,664	-	4,616,664
Short Term Investments		-	674,987		674,987
Repurchase Agreements		-	526,049	-	526,049
Total Investments in Securities		$ 38,461	$ 27,621,681	$ -	$ 27,660,142

SMART Fund
Equities*		$ 5,250,110	$ -	$ -	$ 5,250,110
Asset Backed Securities		-	4,096,295	1,806,750	5,903,045
Corporate Bonds		-	117,952,365	-	117,952,365
Government Securities		-	5,372,683	-	5,372,683
Mortgage Backed Securities		-	19,708,287	-	19,708,287
Repurchase Agreements		-	328,105	-	328,105
Total Investments in Securities		$ 5,250,110	$ 147,457,735	$ 1,806,750	$ 154,514,595

*See the Schedule of Investments for the equity investments detailed by industry classification.

Below is a reconciliation that details the activity of securities in Level 3 during the period of October 1, 2010 to December 31, 2010:
		Core Plus Fund	SMART Fund
Beginning Balance - October 1, 2010		$ 456	$ 1,662,683
Net purchases/(sales)		-	(24)
Transfers in/(out) of level 3		-	-
Total realized and unrealized gains/(losses)		(596)	114,773
Accrued accretion/(amortization)		140	29,318
Ending Balance - December 31, 2010		$ -	$ 1,806,750

B. Security Valuation

The Funds use a third party fair valuation service to adjust the prices of foreign securities held by each Fund that are traded on foreign exchanges in order to reflect the price impacts of events occurring after the close of such foreign exchanges that may affect the values of such securities.  As of December 31, 2010, the International Equity Fund and Global Equity Fund had securities with market values of $690,476,066 and $21,667,331, that represents 88.45% and 51.62% of each Fund's net assets, respectively, that were fair valued using this third party valuation service.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title)       /s/ Debra McGinty-Poteet
 Debra McGinty-Poteet, President

Date          3/1/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Debra McGinty-Poteet
Debra McGinty-Poteet, President

Date          3/1/2011

By (Signature and Title)*    /s/ Gary Iwamura
Gary Iwamura, Treasurer

Date          3/1/2011

* Print the name and title of each signing officer under his or her signature.